UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (97.4%)(a)
		Shares	Value

Aerospace and defense (1.4%)

BAE Systems PLC (United Kingdom)		133,240	$1,093,743

			1,093,743
Airlines (1.2%)

Japan Airlines Co., Ltd. (Japan)		25,100	902,204

			902,204
Auto components (0.8%)

Magna International, Inc. (Canada)		12,213	641,545

			641,545
Automobiles (2.0%)

Fiat Chrysler Automobiles NV (Italy)(NON)		32,925	578,919

Nissan Motor Co., Ltd. (Japan)		40,600	380,022

Yamaha Motor Co., Ltd. (Japan)		21,600	605,492

			1,564,433
Banks (13.5%)

Australia & New Zealand Banking Group, Ltd. (Australia)		76,430	1,556,872

Bank of Ireland Group PLC (Ireland)		76,537	586,054

Danske Bank A/S (Denmark)		31,791	835,003

DNB ASA (Norway)		35,396	744,778

ING Groep NV (Netherlands)		190,848	2,478,197

Lloyds Banking Group PLC (United Kingdom)		386,276	298,408

Mizuho Financial Group, Inc. (Japan)		367,500	641,071

Skandinaviska Enskilda Banken AB (Sweden)		59,467	664,031

Societe Generale SA (France)		30,681	1,316,952

Sumitomo Mitsui Financial Group, Inc. (Japan)		35,500	1,432,873

			10,554,239
Building products (2.7%)

Compagnie De Saint-Gobain (France)		13,637	588,126

Johnson Controls International PLC		22,100	773,500

Sanwa Holdings Corp. (Japan)		59,700	710,914

			2,072,540
Capital markets (3.2%)

Credit Suisse Group AG (Switzerland)		30,702	461,437

Natixis SA (France)		102,106	692,807

Quilter PLC (United Kingdom)		420,886	736,747

UBS Group AG (Switzerland)		35,885	566,759

			2,457,750
Construction and engineering (2.3%)

Vinci SA (France)		18,636	1,774,694

			1,774,694
Construction materials (1.4%)

CRH PLC (Ireland)		19,624	642,066

LafargeHolcim, Ltd. (Switzerland)		9,720	479,859

			1,121,925
Diversified financial services (3.0%)

Challenger, Ltd. (Australia)		92,667	750,225

Eurazeo SA (France)		10,206	804,001

ORIX Corp. (Japan)		46,600	755,476

			2,309,702
Diversified telecommunication services (5.0%)

BCE, Inc. (Canada)		14,500	587,454

Com Hem Holding AB (Sweden)		45,456	751,855

Nippon Telegraph & Telephone Corp. (Japan)		27,500	1,242,123

Spark New Zealand, Ltd. (New Zealand)		338,268	908,095

Telecom Italia SpA RSP (Italy)		722,612	388,788

			3,878,315
Electric utilities (1.8%)

Fortum OYJ (Finland)		27,781	696,389

SSE PLC (United Kingdom)		47,416	708,251

			1,404,640
Electronic equipment, instruments, and components (0.5%)

Kyocera Corp. (Japan)		6,300	378,155

			378,155
Entertainment (0.6%)

Nintendo Co., Ltd. (Japan)		1,200	437,881

			437,881
Equity real estate investment trusts (REITs) (1.0%)

Hibernia REIT PLC (Ireland)		240,709	396,855

Vicinity Centres (Australia)		202,929	384,321

			781,176
Food and staples retail (1.8%)

Koninklijke Ahold Delhaize NV (Netherlands)		33,151	760,177

Seven & i Holdings Co., Ltd. (Japan)		14,500	645,749

			1,405,926
Food products (1.5%)

Kerry Group PLC Class A (Ireland)		10,896	1,204,989

			1,204,989
Health-care equipment and supplies (1.3%)

Hoya Corp. (Japan)		17,100	1,015,886

			1,015,886
Hotels, restaurants, and leisure (1.0%)

Dalata Hotel Group PLC (Ireland)(NON)		96,710	769,154

			769,154
Household durables (0.7%)

Panasonic Corp. (Japan)		47,700	555,632

			555,632
Household products (0.6%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,167	488,890

			488,890
Industrial conglomerates (3.8%)

Siemens AG (Germany)		17,241	2,208,750

Toshiba Corp. (Japan)(NON)		26,900	777,737

			2,986,487
Insurance (10.4%)

AIA Group, Ltd. (Hong Kong)		163,600	1,460,798

Allianz SE (Germany)		3,938	877,866

AXA SA (France)		49,557	1,332,009

Chubb, Ltd.		7,865	1,051,079

Insurance Australia Group, Ltd. (Australia)		132,969	703,574

Prudential PLC (United Kingdom)		71,022	1,628,771

SCOR SE (France)		23,370	1,085,350

			8,139,447
Machinery (1.9%)

KION Group AG (Germany)		6,725	413,359

NSK, Ltd. (Japan)		51,100	585,568

SIG Combibloc Group AG (Switzerland)(NON)		41,139	515,600

			1,514,527
Metals and mining (2.5%)

Glencore PLC (United Kingdom)		160,843	695,385

Rio Tinto PLC (United Kingdom)		25,502	1,289,685

			1,985,070
Multi-utilities (1.1%)

Veolia Environnement SA (France)		43,676	871,706

			871,706
Oil, gas, and consumable fuels (8.7%)

Encana Corp. (Canada)		65,900	863,769

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)		55,174	1,894,569

Royal Dutch Shell PLC Class B (United Kingdom)		31,294	1,096,806

Suncor Energy, Inc. (Canada)		46,531	1,800,503

TOTAL SA (France)		17,910	1,161,160

			6,816,807
Personal products (1.8%)

Shiseido Co., Ltd. (Japan)		6,700	518,864

Unilever NV ADR (Netherlands)		15,334	853,947

			1,372,811
Pharmaceuticals (7.7%)

AstraZeneca PLC (United Kingdom)		20,049	1,558,244

Bayer AG (Germany)		8,768	778,879

Novartis AG (Switzerland)		19,174	1,648,956

Sanofi (France)		22,652	2,013,537

			5,999,616
Real estate management and development (0.9%)

Mitsui Fudosan Co., Ltd. (Japan)		30,700	726,565

			726,565
Semiconductors and semiconductor equipment (1.5%)

SCREEN Holdings Co., Ltd. (Japan)		12,600	736,349

Sino-American Silicon Products, Inc. (Taiwan)		159,000	408,266

			1,144,615
Technology hardware, storage, and peripherals (1.5%)

Samsung Electronics Co., Ltd. (South Korea)		28,543	1,195,242

			1,195,242
Tobacco (1.0%)

Imperial Brands PLC (United Kingdom)		23,102	804,269

			804,269
Trading companies and distributors (4.5%)

ITOCHU Corp. (Japan)		46,900	858,581

Mitsubishi Corp. (Japan)		56,500	1,740,947

Wolseley PLC (United Kingdom)		10,682	907,078

			3,506,606
Transportation infrastructure (0.7%)

Aena SME SA (Spain)		3,127	542,775

			542,775
Wireless telecommunication services (2.1%)

KDDI Corp. (Japan)		16,900	466,899

Vodafone Group PLC (United Kingdom)		540,817	1,159,562

			1,626,461

Total common stocks (cost $68,061,450)			$76,046,423

SHORT-TERM INVESTMENTS (2.7%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	1,875,887	$1,875,887

U.S. Treasury Bills 2.065%, 11/15/18		$111,000	110,711

U.S. Treasury Bills 2.043%, 11/8/18		121,000	120,736

Total short-term investments (cost $2,107,350)			$2,107,334

TOTAL INVESTMENTS

Total investments (cost $70,168,800)			$78,153,757

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $27,467,104) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$155,930	$157,854	$(1,924)
	British Pound	Sell	12/19/18	323,017	321,572	(1,445)
	Canadian Dollar	Sell	10/17/18	588,451	576,136	(12,315)
	Euro	Buy	12/19/18	1,145,054	1,147,777	(2,723)
	Hong Kong Dollar	Buy	11/19/18	728,980	728,247	733
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	366,872	376,315	(9,443)
	British Pound	Buy	12/19/18	2,005,613	1,994,148	11,465
	Canadian Dollar	Sell	10/17/18	254,107	248,747	(5,360)
	Euro	Sell	12/19/18	380,282	381,177	895
	Hong Kong Dollar	Buy	11/19/18	715,686	714,907	779
Citibank, N.A.
	Canadian Dollar	Sell	10/17/18	801,975	784,235	(17,740)
	Danish Krone	Sell	12/19/18	536,910	538,443	1,533
	Euro	Sell	12/19/18	2,911,133	2,918,094	6,961
	Japanese Yen	Buy	11/19/18	1,100,799	1,109,956	(9,157)
Credit Suisse International
	Swedish Krona	Buy	12/19/18	97,077	95,272	1,805
Goldman Sachs International
	Canadian Dollar	Sell	10/17/18	517,043	506,193	(10,850)
	Chinese Yuan (Offshore)	Buy	11/19/18	31,339	31,623	(284)
	Euro	Sell	12/19/18	543,778	545,276	1,498
	Japanese Yen	Buy	11/19/18	952,437	972,470	(20,033)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/19/18	2,449,385	2,440,246	9,139
	Euro	Sell	12/19/18	435,443	436,648	1,205
	Japanese Yen	Buy	11/19/18	843,418	860,653	(17,235)
	New Zealand Dollar	Sell	10/17/18	801,856	815,660	13,804
	Norwegian Krone	Sell	12/19/18	34,876	39,406	4,530
	Singapore Dollar	Buy	11/19/18	1,146,861	1,152,505	(5,644)
	South Korean Won	Sell	11/19/18	1,185,509	1,166,675	(18,834)
	Swiss Franc	Buy	12/19/18	2,446,420	2,474,301	(27,881)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	1,391,944	1,409,553	(17,609)
	Canadian Dollar	Sell	10/17/18	1,030,834	1,006,296	(24,538)
	Euro	Sell	12/19/18	219,942	220,561	619
	Israeli Shekel	Buy	10/17/18	483,315	484,902	(1,587)
	Japanese Yen	Buy	11/19/18	158,523	161,910	(3,387)
UBS AG
	Canadian Dollar	Sell	10/17/18	663,343	649,346	(13,997)

Unrealized appreciation						54,966

Unrealized (depreciation)						(221,986)

Total						$(167,020)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $78,106,220.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$14,984,065	$14,985,065	$15,413	$—
	Putnam Short Term Investment Fund**	822,910	10,978,341	9,925,364	16,610	1,875,887

	Total Short-term investments	$822,910	$25,962,406	$24,910,429	$32,023	$1,875,887
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. Certain of these securities were sold prior to the close of the reporting period. At the close of the reporting period, the fund had no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $150,281 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	20.6%
	United Kingdom	17.7
	France	14.9
	Germany	6.1
	Netherlands	5.2
	United States	5.0
	Canada	5.0
	Switzerland	4.7
	Ireland	4.6
	Australia	4.3
	Hong Kong	1.9
	Sweden	1.8
	South Korea	1.5
	Italy	1.2
	New Zealand	1.2
	Denmark	1.1
	Norway	1.0
	Finland	0.9
	Spain	0.7
	Taiwan	0.5
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $168,825 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,942,657	$—	$—
Consumer discretionary	3,530,764	—	—
Consumer staples	5,276,885	—	—
Energy	6,816,807	—	—
Financials	23,461,138	—	—
Health care	7,015,502	—	—
Industrials	14,393,576	—	—
Information technology	2,718,012	—	—
Materials	3,106,995	—	—
Real estate	1,507,741	—	—
Utilities	2,276,346	—	—
Total common stocks	76,046,423	—	—
Short-term investments	1,875,887	231,447	—

Totals by level	$77,922,310	$231,447	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(167,020)	$—

Totals by level	$—	$(167,020)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	54,966	221,986

Total	$54,966	$221,986

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$32,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018